Provisions - Additional Information (Details)				3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 22, 2023 USD ($)	Oct. 21, 2022 USD ($)	Mar. 31, 2019	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) installment	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 23, 2022 USD ($)
Related Party Transaction [Line Items]
Annual royalties percentage of sales and other revenue			1.00%						0.01%
Litigation related to provision for royalty payments				$ 606,346					$ 606,346		$ 362,809	$ 1,489,854
Litigation related to provision for royalty payments increased amount				64,415			$ 135,757		281,244	$ 651,229
Litigation related to provision for currency translation adjustments				9,317			6,061		37,707	3,750	4,122	124,818
Payments related to litigation provision							7,515		$ 0	1,763,991	1,758,081	0
Arbitrator's award with fees and cost including applicable interest													$ 1,127,024
Settlement agreement date									July 13, 2022
Settlement amount				543,774					$ 543,774
Settlement gain under selling, general and administrative expenses						$ 583,430
Litigation settlement amount									$ 0
Litigation settlement description									The settlement was subject to court approval and certification by the court of the class. On March 16, 2023 the settlement offer was accepted and the first payment in the amount of $500,000 was paid on March 22, 2023. Two additional payments of $500,000 each are due 30 days and 60 days after the first payment. The rest is payable either in cash ($2,500,000) or in shares ($2,750,000) at Neptune’s election, within 31 days after the Final Approval Order is entered
Number of instalments for litigation settlement expense payable | installment									2
Litigation settlement expense payable in cash				2,500,000					$ 2,500,000
Litigation settlement expense payable in shares				2,750,000					2,750,000
Other provisions for legal fees obligations				730,587					730,587		155,804
Subsequent Event
Related Party Transaction [Line Items]
Litigation settlement amount	$ 500,000
PMGSL
Related Party Transaction [Line Items]
Provision for litigation				$ 600,000					$ 600,000		$ 600,000	600,000
Supplier
Related Party Transaction [Line Items]
Litigation related to provision for currency translation adjustments					$ 12,496
Payments related to litigation provision					$ 187,025
Corporation and Certain of Current and Former Officers
Related Party Transaction [Line Items]
Litigation related to provision and expense within selling general administration for royalty payments							$ 4,000,000			$ 4,000,000		$ 0
Corporation and Certain of Current and Former Officers | Maximum
Related Party Transaction [Line Items]
Litigation settlement amount		$ 4,250,000
Corporation and Certain of Current and Former Officers | Minimum
Related Party Transaction [Line Items]
Litigation settlement amount		4,000,000
Corporation and Certain of Current and Former Officers | Subsequent Event
Related Party Transaction [Line Items]
Litigation settlement amount								$ 4,000,000.0
Corporation and Certain of Current and Former Officers | Subsequent Event | Maximum
Related Party Transaction [Line Items]
Litigation settlement amount		4,250,000
Corporation and Certain of Current and Former Officers | Subsequent Event | Minimum
Related Party Transaction [Line Items]
Litigation settlement amount		$ 4,000,000